Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Real Estate Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001440930
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2016
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016